Property and equipment	9 Months Ended
Sep. 30, 2019
Property and equipment.
Property and equipment

14.Property and equipment

During the nine months ended September 30, 2019, the Group acquired fixed assets and rights of use of fixed assets in the amount of 1,331 (nine months ended September 30, 2018: 610). The main additions were rights of use office buildings, leasehold improvements, processing servers and office equipment.

As of September 30, 2019, the Group recognized impairment of property and equipment in the amount of 132 (Note 16).